Expense Example - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2065 Fund - Fidelity Flex Freedom Blend 2065 Fund	May 30, 2024 USD ($)
Expense Example:
1 year	$ 1
3 years	3
5 years	6
10 years	$ 13